Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity
Schedule of non-controlling interest
	Profit (Loss)		Equity
(€ million)	2024	2023	December 31, 2024	December 31, 2023
Eni Marine Services SpA			1,924
Eni Plenitude Group	54	3	491	54
EniPower Group	85	86	446	406
Others	1		2
	140	89	2,863	460

Schedule of equity attributable to equity holders of Eni
(€ million)	December 31, 2024	December 31, 2023
Share capital	4,005	4,005
Retained earnings	32,552	32,988
Cumulative currency translation differences	8,081	5,238
Other reserves and equity instruments:
- Perpetual subordinated bonds	5,000	5,000
- Legal reserve	959	959
- Reserve for treasury shares	2,883	2,333
- Reserve for OCI on cash flow hedging derivatives net of tax effect	(612)	36
- Reserve for OCI on defined benefit plans net of tax effect	(91)	(88)
- Reserve for OCI on equity-accounted investments	28	98
- Reserve for OCI on other investments valued at fair value	160	98
- Reserve for convertible bond issue	79	79
Treasury shares	(2,883)	(2,333)
Profit for the year	2,624	4,771
	52,785	53,184

Schedule of other comprehensive income reserves
	Reserve for OCI on cash flow hedge derivatives			Reserve for OCI on defined benefit plans			Reserve for OCI on equity-accounted investments*	Reserve for OCI on investments valued at fair value

(€ million)	Gross reserve	Deferred tax liabilities	Net reserve	Gross reserve	Deferred tax liabilities	Net reserve
Reserve as of December 31, 2023	50	(14)	36	(94)	6	(88)	98	98
Changes of the year	(1,034)	299	(735)	8	(4)	4	(70)	62
Currency translation differences				(5)	3	(2)
Changes in scope of consolidation				(30)	25	(5)
Reclassification adjustments	123	(36)	87
Reserve as of December 31, 2024	(861)	249	(612)	(121)	30	(91)	28	160
Reserve as of December 31, 2022	(483)	141	(342)	(20)	(38)	(58)	46	53
Changes of the year	105	(32)	73	(31)	10	(21)	52	45
Currency translation differences				(43)	34	(9)
Reversal to inventories adjustments	(8)	3	(5)
Reclassification adjustments	436	(126)	310
Reserve as of December 31, 2023	50	(14)	36	(94)	6	(88)	98	98

Schedule of reconciliation of net profit and equity attributable to Eni of the parent company Eni SpA to consolidated net profit and equity attributable to Eni
	Profit		Shareholders’ equity
(€ million)	2024	2023	December 31, 2024	December 31, 2023
As recorded in Eni SpA's Financial Statements	6,419	3,272	50,735	51,019
Excess of net equity stated in the separate accounts of consolidated subsidiaries over the corresponding carrying amounts of the parent company	(2,029)	3,202	4,338	(814)
Consolidation adjustments:
- difference between purchase cost and underlying carrying amounts of net equity			153	153
- adjustments to comply with Group accounting policies	(1,722)	(2,266)	1,240	3,774
- elimination of unrealized intercompany profits	(80)	86	(537)	(437)
- deferred taxation	176	566	(281)	(51)
	2,764	4,860	55,648	53,644
Non-controlling interest	(140)	(89)	(2,863)	(460)
As recorded in Consolidated Financial Statements	2,624	4,771	52,785	53,184